Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
	Retail Banking Business Group	Corporate Banking Business Group(1)	Global Business Group(1)	Trust Assets Business Group	Total(1)	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2015:
Net revenue:	¥646.6	¥540.8	¥651.0	¥87.9	¥1,829.9	¥332.0	¥14.2	¥2,176.1
BTMU and MUTB:	274.4	431.4	226.2	37.5	916.3	238.2	80.9	1,235.4
Net interest income	177.8	185.7	108.8	—	448.5	129.6	128.6	706.7
Net fees	92.5	193.7	88.2	37.5	396.6	(13.2)	(44.0)	339.4
Other	4.1	52.0	29.2	—	71.2	121.8	(3.7)	189.3
Other than BTMU and MUTB(2)	372.2	109.4	424.8	50.4	913.6	93.8	(66.7)	940.7
Operating expenses	488.9	303.3	417.2	50.9	1,180.3	106.9	75.5	1,362.7

Operating profit (loss)	¥157.7	¥237.5	¥233.8	¥37.0	¥649.6	¥225.1	¥(61.3)	¥813.4

Six months ended September 30, 2016:
Net revenue:	¥584.2	¥501.6	¥579.4	¥82.6	¥1,668.7	¥357.3	¥(10.8)	¥2,015.2
BTMU and MUTB:	243.0	403.6	200.7	35.1	836.2	266.8	61.7	1,164.7
Net interest income	168.2	171.5	92.2	—	413.5	120.3	91.9	625.7
Net fees	71.5	188.8	87.0	35.1	368.8	(2.6)	(37.5)	328.7
Other	3.3	43.3	21.5	—	53.9	149.1	7.3	210.3
Other than BTMU and MUTB(2)	341.2	98.0	378.7	47.5	832.5	90.5	(72.5)	850.5
Operating expenses	480.1	293.2	372.7	52.9	1,124.8	100.8	73.4	1,299.0

Operating profit (loss)	¥104.1	¥208.4	¥206.7	¥29.7	¥543.9	¥256.5	¥(84.2)	¥716.2

Notes:

(1)	Net revenue, operating expenses, and operating profit from Japanese Corporate business in overseas were ¥96.4 billion, ¥80.0 billion, and ¥16.4 billion for the six months ended September 30, 2015, and ¥79.1 billion, ¥74.1 billion, and ¥5.0 billion for the six months ended September 30, 2016, respectively. To eliminate the double-counting of these amounts, adjustments have been made to the Total of Customer Business.
(2)	Includes MUFG and its subsidiaries other than BTMU on a stand-alone basis and MUTB on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2015	2016
	(in billions)
Operating profit	¥813	¥716
Credit for credit losses	7	59
Foreign exchange gains—net	14	1
Trading account profits (losses)—net	(401)	105
Equity investment securities gains—net	44	73
Debt investment securities losses—net	(18)	(36)
Equity in earnings of equity method investees—net	114	128
Other—net	(63)	(40)

Income before income tax expense	¥510	¥1,006